Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income tax expense by jurisdiction

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Dollars in thousands)
Current tax (benefit) expense:
Ireland.....................................................................................	$ 400	$ 10,201	$ 95
France.....................................................................................	20	32	25
Luxembourg...........................................................................	175	26	—
United States.........................................................................	(1,131)	1,783	1,560

Current tax expense (benefit) — total.........................................	(536)	12,042	1,680

Deferred tax expense (benefit):
Ireland.....................................................................................	3,470	(10,118)	1,639
France.....................................................................................	(13)	(2)	6
Australia...................................................................................	2,738	2,101	731
United States.........................................................................	—	(161)	186

Deferred tax expense (benefit) — total.......................................	6,195	(8,180)	2,562

Total income tax expense.........................................................	$ 5,659	$ 3,862	$ 4,242

Components of the Company's net deferred tax asset

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards.....................................................	$ 193,006	$ 165,397
Deductible intra-group interest.........................................................	—	8,663
Net unrealized losses on derivative instruments...................................	1,932	6,928
Basis difference on acquisition of GAAM Australian assets...................	9,597	16,493
Other.............................................................................................	202	61
Valuation allowance.......................................................................	(19,412)	(24,588)

Total deferred tax asset...................................................................	185,325	172,954

Deferred tax liability:
Excess of tax depreciation over book depreciation...............................	(171,969)	(137,509)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt...............................................................................................	(1,859)	(4,324)
Security deposits and maintenance reserve liability...............................	(388)	(551)
Lease premiums, net.......................................................................	(142)	(307)
Net earnings of non-European Union member subsidiaries.....................	(18,713)	(20,813)

Total deferred tax liability...............................................................	(193,071)	(163,504)

Deferred tax (liability) asset, net.......................................................	$ (7,746)	$ 9,450

Reconciliation of the income tax expense (benefit)

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Percentage)
Irish statutory corporate tax rate on trading income.....................	12.5%	12.5%	12.5%
Valuation allowances...............................................................	1.6%	—	—
Equity earnings from Fly-Z/C LP.............................................	(0.4%)	(0.4%)	(0.7%)
Tax on investment in BBAM LP...............................................	—	1.3%	20.4%
Tax impact of repurchased and resold Notes.............................	(0.8%)	(1.2%)	(3.0%)
Share-based compensation.....................................................	0.7%	0.9%	11.2%
Tax on gain on sale of investment in BBAM LP...........................	—	9.1%	—
Deductible intra-group interest.................................................	(2.2%)	(12.9%)	—
Foreign tax rate differentials...................................................	3.3%	(2.4%)	(2.8%)
True-up of prior year tax provision...........................................	0.2%	1.1%	—
Non-taxable gain on debt extinguishment...................................	(5.1%)	—	—
Non-deductible transaction fees and expenses...........................	0.1%	—	40.7%
Other.....................................................................................	(0.2%)	(0.5%)	1.2%

Income tax expense...............................................................	9.7%	7.5%	79.5%